Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	€ 1,477	€ 1,255
Additions	282	362
Disposals	(4)	(11)
Depreciation expense	(159)	(144)
Transfer during the period	8
Effects of changes in foreign exchange rates	(87)	15
Net balance, ending	1,517	1,477
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	2,187
Net balance, ending	2,291	2,187
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(710)
Net balance, ending	(774)	(710)
Land and property rights.[member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	19	21
Additions	1
Depreciation expense	(4)	(4)
Transfer during the period		1
Effects of changes in foreign exchange rates	(2)	1
Net balance, ending	14	19
Land and property rights.[member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	27
Net balance, ending	25	27
Land and property rights.[member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(8)
Net balance, ending	(11)	(8)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	209	158
Additions	2	6
Disposals	(1)
Depreciation expense	(13)	(13)
Transfer during the period	18	55
Effects of changes in foreign exchange rates	(9)	3
Net balance, ending	206	209
Buildings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	324
Net balance, ending	321	324
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(115)
Net balance, ending	(115)	(115)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,020	773
Additions	50	56
Disposals	(3)	(6)
Depreciation expense	(135)	(120)
Transfer during the period	223	309
Effects of changes in foreign exchange rates	(66)	8
Net balance, ending	1,089	1,020
Machinery and equipment [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,581
Net balance, ending	1,712	1,581
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(561)
Net balance, ending	(623)	(561)
Construction Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	221	296
Additions	224	297
Disposals		(5)
Transfer during the period	(237)	(370)
Effects of changes in foreign exchange rates	(10)	3
Net balance, ending	198	221
Construction Work in Progress [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	228
Net balance, ending	204	228
Construction Work in Progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(7)
Net balance, ending	(6)	(7)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	8	7
Additions	5	3
Depreciation expense	(7)	(7)
Transfer during the period	4	5
Net balance, ending	10	8
Other [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	27
Net balance, ending	29	27
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	(19)
Net balance, ending	€ (19)	€ (19)